Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted) (a)(b) – 6.0% of Net Assets	VALUE
	Biotechnology – 3.6%
140,000	Amphivena Therapeutics, Inc. Series B, 6.00%	14
225,416	Amphivena Therapeutics, Inc. Series C, 6.00%	22
38,624	Arbor Biotechnologies, Series B, 8.00%	640,000
1,008,829	Arkuda Therapeutics, Inc. Series A, 6.00%	1,200,002
265,129	Dynacure Series C (c)	2,504,685
1,291,668	Hotspot Therapeutics, Inc. Series B, 6.00%	4,186,167
284,119	HotSpot Therapeutics, Inc. Series C, 6.00%	920,801
480,000	ImmuneID, Inc. Series A, 8.00%	960,000
3,229,167	Invetx, Inc. Series A	1,550,000
117,704	Oculis SA, Series B2 (c)	1,252,371
31,974	Oculis SA, Series C (c)	340,203
248,630	Parthenon Therapeutics, Inc. Series A	984,615
152,534	Priothera Ltd. Series A (c)	1,736,599
461,761	Quell Therapeutics, Series B	872,728
69,315	ReCode Therapeutics, Series B, 5.00%	639,999
		17,788,206
	Health Care Equipment & Supplies – 0.3%
421,634	IO Light Holdings, Inc. Series A2	1,423,015
	Pharmaceuticals – 2.1%
290,187	Aristea Therapeutics, Inc. Series B	1,600,004
609,524	Biotheryx, Inc. Series E, 8.00%	3,200,001
7,520,456	Curasen Therapeutics, Inc. Series A	3,606,059
1,305,163	HiberCell, Inc. Series B	1,599,999
		10,006,063
	TOTAL CONVERTIBLE PREFERRED (Cost $31,982,294)	29,217,284

PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted) (a)(b) – 0.0%
	Biotechnology – 0.0%
$129,996	Amphivena Therapeutics, Inc., 8.00% due 08/25/22	0
	TOTAL CONVERTIBLE NOTES (Cost $129,996)	0

SHARES	COMMON STOCKS AND WARRANTS – 90.6% of Net Assets
	Biotechnology – 68.9%
72,225	ACADIA Pharmaceuticals, Inc. (a)	1,685,731
63,329	Adicet Bio, Inc. (a)	1,107,623
208,624	Affimed N.V. (a)(c)	1,151,604
99,724	Alkermes plc (a)	2,319,580
66,682	Alnylam Pharmaceuticals, Inc. (a)	11,307,934
66,211	ALX Oncology Holdings, Inc. (a)	1,422,874
150,049	Amgen, Inc.	33,756,524
66,125	Apellis Pharmaceuticals, Inc. (a)	3,126,390
32,461	ARCA biopharma, Inc. (a)	69,791
18,027	ARCA biopharma, Inc. Warrants (expiration 06/11/22, exercise price $109.82) (a)(b)	0

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
44,764	Arcutis Biotherapeutics, Inc. (a)	$928,405
257,406	Ardelyx, Inc. (a)(d)	283,147
69,061	Arena Pharmaceuticals, Inc. (a)	6,418,529
12,494	Argenx SE ADR (a)	4,375,274
46,875	Arrowhead Pharmaceuticals, Inc. (a)	3,107,812
24,385	Ascendis Pharma A/S ADR (a)	3,280,514
15,817	Beam Therapeutics, Inc. (a)	1,260,457
21,048	BeiGene Ltd. ADR (a)	5,702,535
6,000	Bellicum Pharmaceuticals, Inc. (a)	8,940
29,554	Biogen, Inc. (a)	7,090,596
15,543	Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,141,981
56,850	BioMarin Pharmaceutical, Inc. (a)	5,022,697
32,662	BioNTech SE ADR (a)	8,420,264
41,586	Black Diamond Therapeutics, Inc. (a)(d)	221,653
143,801	Caribou Biosciences, Inc. (Restricted) (a)(b)	1,952,961
80,000	Caribou Biosciences, Inc. (a)	1,207,200
41,003	Cerevel Therapeutics Holdings, Inc. (a)	1,329,317
26,489	ChemoCentryx, Inc. (a)	964,464
154,310	Corbus Pharmaceuticals Holdings, Inc. (a)	95,009
55,080	CRISPR Therapeutics AG (a)(c)(d)	4,173,962
92,871	Cytokinetics, Inc. (a)	4,233,060
78,828	Denali Therapeutics, Inc. (a)	3,515,729
65,351	Design Therapeutics, Inc. (a)	1,399,165
28,988	Fate Therapeutics, Inc. (a)	1,696,088
53,186	Forma Therapeutics Holdings, Inc. (a)	756,305
6,511	Fusion Pharmaceuticals, Inc. (a)(c)	27,151
223,377	G1 Therapeutics, Inc. (a)(d)	2,280,679
125,773	Galera Therapeutics, Inc. (a)(d)	577,298
513,799	Gilead Sciences, Inc.	37,306,945
26,109	I–Mab ADR (a)	1,237,306
20,454	Ideaya Biosciences, Inc. (a)	483,533
21,380	Intellia Therapeutics, Inc. (a)	2,527,971
18,630	Intercept Pharmaceuticals, Inc. (a)(d)	303,483
62,681	Ionis Pharmaceuticals, Inc. (a)	1,907,383
42,362	iTeos Therapeutics, Inc. (a)	1,972,375
31,594	KalVista Pharmaceuticals, Inc. (a)	417,989
33,204	Karuna Therapeutics, Inc. (a)	4,349,724
8,530	Kodiak Sciences, Inc. (a)	723,173
487,283	Mereo Biopharma Group plc ADR (a)	779,653
41,857	Merus N.V. (a)(c)	1,331,053
152,734	Moderna, Inc. (a)(e)	38,791,381
35,025	Morphic Holding, Inc. (a)	1,659,484
42,992	Neurocrine Biosciences, Inc. (a)	3,661,629
1,273	NexGel, Inc. (a)	3,323
28,988	Nkarta, Inc. (a)	444,966
26,612	Novavax, Inc. (a)(d)	3,807,379
23,594	Praxis Precision Medicines, Inc. (a)	464,802
69,727	Precision BioSciences, Inc. (a)	515,980
101,037	Protagonist Therapeutics, Inc. (a)	3,455,465
183,457	Pyxis Oncology, Inc. (Restricted) (a)(b)	1,811,271
43,200	Pyxis Oncology, Inc. (a)	473,904
350,173	Rallybio Corp. (Restricted) (a)(b)	3,006,585
126,850	Rallybio Corp. (a)(d)	1,210,149

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
43,420	Regeneron Pharmaceuticals, Inc. (a)	$27,420,598
29,150	Repare Therapeutics, Inc. (a)(c)	614,774
73,400	Sarepta Therapeutics, Inc. (a)	6,609,670
40,716	Scholar Rock Holding Corp. (a)	1,011,385
120,906	Seagen, Inc. (a)	18,692,068
96,551	Sutro Biopharma, Inc. (a)	1,436,679
70,155	Travere Therapeutics, Inc. (a)	2,177,611
61,943	TScan Therapeutics, Inc. (a)	278,744
60,323	Ultragenyx Pharmaceutical, Inc. (a)	5,072,561
164,613	uniQure N.V. (a)(c)	3,414,074
27,081	United Therapeutics Corp. (a)	5,851,662
188,952	Vectivbio Holding AG (a)	927,754
95,571	Vertex Pharmaceuticals, Inc. (a)	20,987,392
15,616	Zai Lab Ltd. ADR (a)	981,466
		336,542,587
	Health Care Equipment & Supplies (a) – 2.3%
130,000	Cercacor Laboratories, Inc. (Restricted) (b)	1,260,175
44,542	Guardant Health, Inc.	4,455,091
8,329	IDEXX Laboratories, Inc.	5,484,313
		11,199,579
	Health Care Providers & Services (a) – 0.6%
4,496	Charles River Laboratories International, Inc.	1,694,003
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (b)	93,141
5,822	Medpace Holdings, Inc.	1,267,100
		3,054,244
	Healthcare Services (a) – 2.1%
102,671	Syneos Health, Inc.	10,542,258
	Life Sciences Tools & Services (a) – 5.7%
121,513	Adaptive Biotechnologies Corp.	3,409,655
64,494	Illumina, Inc.	24,536,097
		27,945,752
	Pharmaceuticals – 10.8%
34,619	Arvinas, Inc. (a)	2,843,605
72,922	AstraZeneca plc ADR	4,247,706
58,380	Aurinia Pharmaceuticals, Inc. (a)(c)	1,335,151
60,550	Edgewise Therapeutics, Inc. (a)	925,204
29,100	Endo International plc (a)(c)	109,416
77,293	Fulcrum Therapeutics, Inc. (a)	1,367,313
218,840	Horizon Therapeutics plc (a)	23,582,198
101,599	Intra–Cellular Therapies, Inc. (a)	5,317,692
25,203	Jazz Pharmaceuticals plc (a)	3,210,862
28,691	Mirati Therapeutics, Inc. (a)	4,208,683
34,880	Spectrum Pharmaceuticals, Inc. (a)	44,298
14,218	Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	853
203,894	Theravance Biopharma, Inc. (a)(c)	2,253,029
31,000	Theseus Pharmaceuticals, Inc. (a)(d)	393,080
315,800	Verona Pharma plc ADR (a)	2,122,176

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.80) (a)(b)(c)	$0
40,620	VYNE Therapeutics, Inc. (a)(d)	41,432
37,281	Zogenix, Inc. (a)	605,816
		52,608,514
	Special Purpose Acquisition Company (a) – 0.2%
78,403	Helix Acquisition Corp.	775,406
	TOTAL COMMON STOCKS AND WARRANTS (Cost $317,110,500)	442,668,340

PRINCIPAL AMOUNT	SHORT–TERM INVESTMENTS – 2.5% of Net Assets
$1,650,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $1,650,000, 0.00%, dated 12/31/21, due 01/03/22 (collateralized by U.S. Treasury Note 1.38%, due 12/31/28, market value $1,683,036)	1,650,000

SHARES
10,323,535	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (f)	10,323,535
	TOTAL SHORT–TERM INVESTMENTS (Cost $11,973,535)	11,973,535
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS – 99.1% (Cost $361,196,325)	483,859,159

INTERESTS	MILESTONE INTERESTS (Restricted) (a)(b) – 1.4% of Net Assets
	Biotechnology – 0.1%
1	Rainier Therapeutics Milestone Interest	182,938
1	Therachon Milestone Interest	583,085
		766,023
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	1,321
	Pharmaceuticals – 1.3%
1	Afferent Milestone Interest	316,294
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,647,196
1	Neurovance Milestone Interest	4,261,301
		6,224,791
	TOTAL MILESTONE INTERESTS (Cost $4,771,622)	6,992,135

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS PURCHASED – 1.7% of Net Assets	VALUE
	Put Option Contracts Purchased – 1.7%
70/1,820,000	Moderna, Inc. Jan22 260 Put	$136,990
339/13,560,000	Moderna, Inc. Jan22 400 Put	5,007,030
271/10,298,000	Moderna, Inc. Jan22 380 Put	3,342,513
	TOTAL PUT OPTION CONTRACTS PURCHASED (Premiums paid $3,893,768)	8,486,533
	OPTION CONTRACTS WRITTEN – 0.0% of Net Assets
	Call Option Contracts Written – 0.0%
70/(2,240,000)	Moderna, Inc. Jan22 320 Call	(14,700)
339/(16,272,000)	Moderna, Inc. Jan22 480 Call	(2,373)
271/(12,466,000)	Moderna, Inc. Jan22 460 Call	(2,168)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $(3,529,428))	(19,241)
	TOTAL INVESTMENTS – 102.2% (Cost $366,332,287)	499,318,586
	OTHER LIABILITIES IN EXCESS OF ASSETS – (2.2)%	(10,966,051)
	NET ASSETS – 100%	$488,352,535

(a)	Non–income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	All or a portion of this security is on loan as of December 31, 2021.
(e)	A portion of security is pledged as collateral for call option written.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven–day yield as of December 31, 2021.
ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over–the–counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third–party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non–exchange traded warrants of publicly traded companies are generally valued using the Black–Scholes model, which incorporates both observable and unobservable inputs. Short–term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub–Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2021, the cost of securities for Federal income tax purposes was $366,332,287. The net unrealized gain on securities held by the Fund was $132,986,299, including gross unrealized gain of $182,919,893 and gross unrealized loss of $49,933,594.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2021, the Fund loaned securities valued at $9,617,777 and received $10,323,535 of cash collateral.

Fair Value Measurements

The Fund uses a three–tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three–tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker–supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2021, the total amount of transfers between Level 3 and Level 1 was $138. The investment was transferred due to an initial public offering and the value is being supported by the market price and transfers between Level 3 and Level 2 was $1,920,000. The investment was transferred due to an initial public offering lockup period and the value is being supported by significant observable inputs. There were no other transfers between levels.

The following is a summary of the levels used as of December 31, 2021 to value the Fund’s investments.

Assets and Liabilities at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$–	$–	$17,788,206	$17,788,206
Health Care Equipment & Supplies	–	–	1,423,015	1,423,015
Pharmaceuticals	–	–	10,006,063	10,006,063
Convertible Notes
Biotechnology	–	–	0	0
Common Stocks and Warrants
Biotechnology	329,771,770	6,770,817	0	336,542,587
Health Care Equipment & Supplies	9,939,404	–	1,260,175	11,199,579
Health Care Providers & Services	2,961,103	–	93,141	3,054,244
Healthcare Services	10,542,258	–	–	10,542,258
Life Sciences Tools & Services	27,945,752	–	–	27,945,752
Pharmaceuticals	52,607,661	853	0	52,608,514
Special Purpose Acquisition Company	775,406	–	–	775,406
Short–term Investments	10,323,535	1,650,000	–	11,973,535
Milestone Interests
Biotechnology	–	–	766,023	766,023
Health Care Equipment & Supplies	–	–	1,321	1,321
Pharmaceuticals	–	–	6,224,791	6,224,791
Other Assets	–	–	2,204	2,204
Total	$444,866,889	$8,421,670	$37,564,939	$490,853,498
Other Financial Instruments
Assets
Put Options Contracts Purchased	$8,486,533	$–	$–	$8,486,533
Liabilities
Call Options Contracts Written	(19,241)	–	–	(19,241)
Total	$8,467,292	$–	$–	$8,467,292

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2021
Convertible Preferred
Biotechnology	$14,331,285	$993,682	$4,383,239	$–	$(1,920,000)	$17,788,206
Health Care Equipment & Supplies	1,423,015	–	–	–	–	1,423,015
Pharmaceuticals	9,400,003	(62)	606,122	–	–	10,006,063
Convertible Notes
Biotechnology	0	–	–	–	–	0
Common Stocks and Warrants
Biotechnology	138	–	–	–	(138)	0
Health Care Equipment & Supplies	1,436,662	(176,487)	–	–	–	1,260,175
Health Care Providers & Services	93,274	(133)	–	–	–	93,141
Pharmaceuticals	0	–	–	–	–	0
Milestone Interests
Biotechnology	755,683	10,340	–	–	–	766,023
Health Care Equipment & Supplies	1,321	–	–	–	–	1,321
Pharmaceuticals	6,258,207	(33,416)	–	–	–	6,224,791
Other Assets	6,668	–	–	(4,464)	–	2,204

Total	$33,706,256	$793,924	$4,989,361	$(4,464)	$(1,920,138)	$37,564,939

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021						$793,924

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$1,260,175	Income approach, Black–Scholes	Discount for lack of marketability	N/A
	93,141	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.25 - 2.25 (1.25) years
Convertible Preferred	18,719,938	Market approach	(a)	N/A
	10,497,346	Recent transaction	(b)	N/A
Milestone Interests	6,992,135	Probability adjusted value	Probability of events Timing of events	10.00% - 100.00% (74.14%) 0.50 - 15.25 (4.22) years
Other Assets	2,204	Probability adjusted value	Probability of events Timing of events	80.00% - 95.00% (81.29%) 0.25 - 6.00 (0.74) years
	$37,564,939

(a)	There is no quantitative information to provide as these methods of measure are investment specific.

(b)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 9% of the Fund’s net assets at December 31, 2021.

At December 31, 2021, the Fund had a commitment of $3,189,835 relating to additional investments in five private companies.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$161,872	$316,294.00		$316,294
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		2,101,250	0.00	††	14
Series C Cvt. Pfd	12/10/18		808,892	0.00	††	22
Cvt. Note	08/25/21		129,996	0.00		0
Arbor Biotechnologies Series B Cvt. Pfd	10/29/21		640,000	16.57		640,000
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		1,600,004	5.51		1,600,004
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19,04/02/20,07/15/21		2,400,004	1.19		1,200,002
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		3,204,514	5.25		3,200,001
Caribou Biosciences, Inc. Common	03/01/21		1,367,887	13.58		1,952,961
Cercacor Laboratories, Inc. Common	03/31/98	†	0	9.69		1,260,175
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18,01/07/20,10/21/21		3,606,059	0.48		3,606,059
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		2,469,239	9.45		2,504,685
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		1,603,268	1.23		1,599,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		3,101,572	3.24		4,186,167
Series C Cvt. Pfd	11/15/21		921,146	3.24		920,801
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		962,127	2.00		960,000
Impact Biomedicines Milestone Interest	07/20/10		0	1,647,196.00		1,647,196
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	64,073	0.63		93,141
Invetx, Inc. Series A Cvt. Pfd	08/06/20		1,550,000	0.48		1,550,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.38		1,423,015
Neurovance Milestone Interest	03/20/17		3,417,500	4,261,301.00		4,261,301
Oculis SA
Series B2 Cvt. Pfd	01/16/19		990,902	10.64		1,252,371
Series C Cvt. Pfd	04/07/21		340,203	10.64		340,203
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		984,615	3.96		984,615
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		1,779,800	11.39		1,736,599
Pyxis Oncology, Inc. Common	03/05/21		1,922,695	9.87		1,811,271
Quell Therapeutics, Series B Cvt. Pfd	11/29/21		880,861	1.89		872,728
Rainier Therapeutics Milestone Interest	09/28/21		169,497	182,938.00		182,938
Rallybio Corp. Common	03/27/20		3,106,083	8.59		3,006,585
ReCode Therapeutics, Series B Cvt. Pfd	10/12/21		643,078	9.23		639,999
Therachon Milestone Interest	07/01/19		1,017,671	583,085.00		583,085
Therox Milestone Interest	06/18/19		5,082	1,321.00		1,321
			$43,344,649			$44,333,552

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.